Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (12,127,068)	$ (6,874,156)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debts expense	4,404	0
Depreciation and amortization	299,553	208,448
(Gain) loss on disposal of property and equipment	(36,392)	8,036
Loss on impairment of intangible assets	310,173	0
Loss on impairment of goodwill	4,887,297	1,524,030
Gain on investment in Allied Esports Entertainment, Inc.	0	(133,944)
Gain on early extinguishment of debt	0	(113,772)
Amortization of stock options	782,081	543,332
Amortization of stock warrants issued as a debt discount	925,839	0
Decrease (increase) in current assets:
Accounts receivable	(183,044)	(12,382)
Prepaid expenses	(56,635)	(24,630)
Inventory	(520,982)	(1,310,526)
Security deposits	(14,000)	0
Right-of-use asset	67,564	65,113
Increase (decrease) in current liabilities:
Accounts payable	173,269	(45,778)
Accrued expenses	307,278	(179,209)
Lease liabilities	(45,970)	(39,870)
Net cash used in operating activities	(5,146,635)	(5,551,261)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds received from disposal of property and equipment	63,957	0
Proceeds received from sale of investment in Allied Esports Entertainment, Inc. securities	0	414,361
Purchase of property and equipment	(193,184)	(982,818)
Cash paid for construction in progress	(2,487,673)	0
Cash paid for intangible assets	(5,929)	(84,594)
Net cash used in investing activities	(2,622,829)	(653,051)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds received from notes payable, related parties	4,120,000	2,075,000
Proceeds received from notes payable	580,000	0
Amount	0	5,562,511
Net cash provided by financing activities	4,700,000	7,637,511
NET CHANGE IN CASH AND CASH EQUIVALENTS	(3,069,464)	1,433,199
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	3,345,928	1,912,729
CASH AND CASH EQUIVALENTS AT END OF PERIOD	276,464	3,345,928
SUPPLEMENTAL INFORMATION:
Interest paid	134,444	4,895
Income taxes paid	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Value of debt discounts attributable to warrants	3,255,468	699,213
Officers and Directors [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of Stock and Warrants for Services or Claims	49,998	814,047
Advisors and Consultants [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of Stock and Warrants for Services or Claims	$ 30,000	$ 20,000